CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Feb. 26, 2020
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	250,000,000	1,000,000	1,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	900,000,000	125,961,571
Common stock, shares issued	72,552,477	6,248,192
Common stock, shares outstanding	72,552,477	6,248,192
Class A common stock
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized		100,000,000	100,000,000	100,000,000
Common stock, shares issued		0	0
Common stock, shares outstanding		0	0
Temporary Equity Shares Outstanding		27,600,000	27,600,000
Class B common stock
Common stock, par value		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized		10,000,000	10,000,000	10,000,000
Common stock, shares issued		6,900,000	6,900,000
Common stock, shares outstanding		6,900,000	6,900,000